Segments	12 Months Ended
Dec. 31, 2022
Segments
Segments
26	Segments

During the periods presented in these consolidated financial statements, the Group reports two operating segments: 1) Marketing Solutions, and 2) Enterprise Solutions. The Enterprise Solutions segment primarily reflects the results of the Group’s SaaS products and services the Group named its pre-existing online advertising service business as Marketing Solution business.

The table below provides a summary of the Group’s breakdown of net revenues by type of goods or services and operating segment results for the years ended December 31, 2020, 2021 and 2022. The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2020, 2021 and 2022.

	For the years ended December 31,
	2020	2021	2022
Net revenues:
Marketing Solutions
- Sales agent	5,834	4,195	2,549
- Cost-plus	26,738	26,062	8,909
- Specified actions	193,280	212,353	94,498
	225,852	242,610	105,956
Enterprise Solutions
- SaaS products and services	28,893	65,092	63,124
	254,745	307,702	169,080
Cost of revenues:
Marketing Solutions
- Specified actions	(172,917)	(194,912)	(138,140)
Enterprise Solutions
- SaaS products and services	(8,565)	(23,637)	(35,072)
	(181,482)	(218,549)	(173,212)
Gross profit/(loss):
Marketing Solutions
- Sales agent	5,834	4,195	2,549
- Cost-plus	26,738	26,062	8,909
- Specified actions	20,363	17,441	(43,642)
	52,935	47,698	(32,184)
Enterprise Solutions
- SaaS products and services	20,328	41,455	28,052
	73,263	89,153	(4,132)

26	Segments (Continued)

The Group currently does not allocate assets to all of its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.

Revenue generated for the respective countries are summarized as follows:

	For the years ended December 31,
	2020	2021	2022
PRC	214,444	254,874	140,211
Hong Kong	40,197	52,599	28,661
Others	104	229	208
	254,745	307,702	169,080

The Group’s long-lived assets are located in the following countries:

	As of December 31,
	2021	2022
PRC	1,230	—
Hong Kong	701	241
	1,931	241